GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 58,000	$ 675,643	$ 58,000	$ 676,200	$ 0	$ 57,520	$ 676,167
Intangible assets amortization					$ 11,126	$ 9,671	$ 7,359
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method					accelerated basis
Estimated weighted average life (in years)					7 years 1 month 6 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method					straight-line basis
Estimated weighted average life (in years)					11 years
Finite-lived Intangible Assets Acquired	$ 39,400